Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended					1 Months Ended		2 Months Ended														1 Months Ended						1 Months Ended
	Feb. 09, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2012 5 7/8% Senior Subordinated Notes due 2022	Feb. 09, 2012 Term Loan A 3 Facility	Oct. 30, 2011 6 5/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes	Feb. 09, 2012 6 5/8% Senior Subordinated Notes	Dec. 31, 2011 6 5/8% Senior Subordinated Notes	Dec. 31, 2010 6 5/8% Senior Subordinated Notes	Aug. 16, 2005 6 5/8% Senior Subordinated Notes	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series B	Dec. 31, 2010 6 5/8% Senior Subordinated Notes - Series B	Aug. 17, 2006 6 5/8% Senior Subordinated Notes - Series B	Sep. 30, 2012 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2011 6 5/8% Senior Subordinated Notes - Series C	Dec. 31, 2010 6 5/8% Senior Subordinated Notes - Series C	Oct. 11, 2007 6 5/8% Senior Subordinated Notes - Series C	Feb. 09, 2012 Repayment of Debt 6 5/8% Senior Subordinated Notes	Oct. 31, 2012 Subsequent Event	Oct. 09, 2012 Subsequent Event 6 5/8% Senior Subordinated Notes	Oct. 09, 2012 Subsequent Event 6 5/8% Senior Subordinated Notes - Series B	Oct. 30, 2012 Subsequent Event 6 5/8% Senior Subordinated Notes - Series C	Oct. 09, 2012 Subsequent Event 6 5/8% Senior Subordinated Notes - Series C	Oct. 30, 2012 Subsequent Event 5.0% Senior Subordinated Notes due 2023
Subsequent Event [Line Items]
Senior Credit Facility New Term Loan	$ 100,000
Principal amount of debt extinguished subsequent to period end						500,000		47,900														583,123
Interest rate on senior notes				2.875%	2.875%	5.875%			6.625%	6.625%	6.625%		6.625%	6.625%	6.625%		6.625%	6.625%	6.625%		6.625%			6.625%
Proceeds received on 5 7/8% Senior Subordinated Notes	489,000
Proceeds from loan							99,000
Aggregate principal amount of debt redeemed		2,075,608	2,158,528	2,409,140							381,290	400,000		35,068	191,544	206,689		98,837	256,040	265,672				66,099	36,099	71,118	30,000
Percentage of principal amount outstanding which is equal to redemption price																								101.104%		101.104%
Principle amount received from private placement																												535,000
Purchase of outstanding common stock		$ 54,738	$ 23,497	$ 6,703																			$ 145,000